INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 698,900	$ 755,500	$ 783,500
Oil & Gas properties	1,726,900	1,784,800	1,742,800
Asset retirement obligation	175,700	175,700	175,700
Deferred tax asset	2,601,500	2,716,000	2,702,000
Less valuation allowance	(2,601,500)	(2,716,000)	(2,702,000)
Deferred tax asset recognized	$ 0	$ 0	$ 0